Segment Reporting - Reconciliation of Reportable Segment Revenues, Profit before Income Tax, Assets and Liabilities to Consolidated Figures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Total operating revenue	¥ 127,806	¥ 114,981	¥ 111,652
Profit before income tax	8,874	7,661	6,118
Total assets	218,718	200,442
Total liabilities	156,175	145,466
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member]
Disclosure of operating segments [line items]
Total operating revenue	127,489	114,792	111,467
Profit before income tax	8,798	7,647	6,341
Total assets	218,329	200,461
Total liabilities	156,164	145,753
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | Capitalization of exchange difference of specific loans [Member]
Disclosure of operating segments [line items]
Profit before income tax	47	48	(222)
Total assets	196	149
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | Government grants [Member]
Disclosure of operating segments [line items]
Profit before income tax	21	1	1
Total assets	(8)	(316)
Total liabilities		(287)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | Adjustments arising from business combinations under common control [Member]
Disclosure of operating segments [line items]
Total operating revenue	(14)	(26)
Profit before income tax	8	(35)	(2)
Total assets	237	184
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | Others [Member]
Disclosure of operating segments [line items]
Total assets	(36)	(36)
Total liabilities	11
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | Reclassification of expired sales in advance of carriage [Member]
Disclosure of operating segments [line items]
Total operating revenue	396	376	459
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | Reclassification of sales tax [Member]
Disclosure of operating segments [line items]
Total operating revenue	¥ (65)	¥ (161)	¥ (274)